Summary of Fair Value of Assets Acquired and Liabilities Assumed in Conjunction with Acquisition (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Wotif Group
Business Acquisition [Line Items]
Weighted average life of acquired intangible assets	7 years 9 months 18 days
Business acquisition, cash acquired	$ 36
Trivago
Business Acquisition [Line Items]
Weighted average life of acquired intangible assets		3 years 8 months 12 days
Business acquisition, cash acquired		$ 13
Travel management company
Business Acquisition [Line Items]
Weighted average life of acquired intangible assets			8 years 1 month 6 days
Business acquisition, cash acquired			$ 13
Minimum
Business Acquisition [Line Items]
Estimated useful lives of acquired intangible assets	1 year
Minimum | Wotif Group
Business Acquisition [Line Items]
Estimated useful lives of acquired intangible assets	1 year
Minimum | Trivago
Business Acquisition [Line Items]
Estimated useful lives of acquired intangible assets		3 years
Maximum
Business Acquisition [Line Items]
Estimated useful lives of acquired intangible assets	12 years
Maximum | Wotif Group
Business Acquisition [Line Items]
Estimated useful lives of acquired intangible assets	10 years
Maximum | Trivago
Business Acquisition [Line Items]
Estimated useful lives of acquired intangible assets		7 years